Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Activity in Various Plans

NOTE 15 – CAPITAL STOCK (Continued)

Stock options (Continued)

Activity in the various plans is summarized below:

	Shares under option	Option price per share	Weighted average exercise price
Balances, December 31, 2013	1,022,601	$11.53 to $25.83	$19.77
Exercised	(456,219)	11.53 to 22.08	17.23
Canceled	(120,711)	15.06 to 25.83	21.69
Balances, December 31, 2014	445,671	$11.53 to $25.83	$21.85

Summary Of Stock Options Outstanding

A summary of stock options outstanding at December 31, 2014 follows:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding at December 31, 2014	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2014	Weighted average exercise price
$11.53 to $15.06	107,545	2 years	$13.91	107,545	$13.91
$19.40 to $22.08	80,142	1 year	20.56	80,142	20.56
$23.25 to $25.83	257,984	less than 1 year	25.57	257,984	25.57
	445,671	1 year	$21.85	445,671	$21.85

Service Based Restricted Shares
Summary of Non-Vested Restricted Shares

A summary of non-vested service-based restricted shares follows:

	Non-vested service-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2013	1,781,354	$12.23
Granted	646,290	22.42
Vested	(679,967)	13.01
Canceled	(172,950)	12.48
Balances, December 31, 2014	1,574,727	$16.05

Performance Based Restricted Shares
Summary of Non-Vested Restricted Shares

NOTE 15 – CAPITAL STOCK (Continued)

Performance-based restricted shares (Continued)

A summary of non-vested performance-based restricted shares follows:

	Non-vested performance-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2013	968,059
Granted	352,300	$22.69
Vested	(128,432)	10.71
Canceled	(401,153)	$12.83
Balances, December 31, 2014	790,774